GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.1 - Schedule 4

Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
654190776	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $395 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
654688260	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
654396829	3	[3] ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
654265664	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing					RB	B	B	B
654886255	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							RB	B	B	B
654643253	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
654650409	2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
654619517	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - YSP not disclosed on GFE and/or HUD as a dollar amount
[2]   State - Missing Oral Agreement Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
654143225	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
654451198	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers 02/XX/2000 with expiration of rescission period noted as 02/XX/2000. HUD reflects a funding date of 02/XX/2000, equal to the rescission period expiration date, and 13 days of interest was collected which coincides with a 02/XX/2000 funding date.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
654833109	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Initial TIL Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
654933133	2	[2] Initial TIL Missing					RB	B	B	B
654694341	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $432.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B